Right of use assets (Tables)	6 Months Ended
Jun. 30, 2023
Right Of Use Assets
Schedule of Right-of-use Assets

The right-of-use assets are summarized as follows:

	June 30, 2023	December 31, 2022

Opening balance for the period	$36,529	$65,464
Amortization of operating lease right-of use assets	(16,185)	(28,935)
Closing balance for the period	$20,344	$36,529

Lessee, Operating Lease, Liability, Maturity

The operating lease as at June 30, 2023, is summarized as follows:

As at June 30, 2023	Operating lease- Office lease

2023	$15,556
2024	7,778
Total lease payments	$23,334
Less: Interest	(513)
Present value of lease liabilities	$22,821

Amounts recognized on the balance sheet
Current lease liabilities	$22,821
Long-term lease liabilities	-

Total lease payments	$22,821

Schedule of Operating Lease Liability

	June 30, 2023	December 31, 2022

Opening balance for the period	$39,556	$74,067
Payments on operating lease liabilities	(16,735)	(34,511)
Closing balance for the period	22,821	39,556
Less: current portion	(22,821)	(32,116)
Operating lease liabilities – non-current portion as at end of period	$-	$7,440